Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares USD ($) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares USD ($) shares	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)		¥ 631		¥ 94		¥ (725)					$ (20,279,062)	¥ 20,279,062
Balance (in Shares) | shares		8,700,000	8,700,000	1,300,000	1,300,000
Balance at Jun. 30, 2023		¥ 631		¥ 94		(725)					(20,279,062)	20,279,062
Balance (in Shares) at Jun. 30, 2023 | shares		8,700,000	8,700,000	1,300,000	1,300,000
Net income (loss)										¥ 11,209,523		11,209,523
Contribution from shareholders								31,500,000				31,500,000
Balance at Jun. 30, 2024		¥ 631		¥ 94		(725)		31,500,000		(9,069,539)		22,430,461
Balance (in Shares) at Jun. 30, 2024 | shares		8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)		¥ 631		¥ 94		(725)		31,500,000		(9,069,539)		22,430,461
Balance (in Shares) | shares		8,700,000	8,700,000	1,300,000	1,300,000
Net income (loss)										(130,831,274)		(130,831,274)
Issuance of new shares		¥ 173						47,372,386				47,372,559
Issuance of new shares (in Shares) | shares		2,150,000	2,150,000
Share-based compensation		¥ 102						119,596,847				119,596,950
Share-based compensation (in Shares) | shares		1,800,000	1,800,000
Offering cost incurred for initial public offering								(12,647,674)				(12,647,674)
Balance at Jun. 30, 2025		¥ 906		¥ 94		(725)		185,821,559		(139,900,813)		45,921,022
Balance (in Shares) at Jun. 30, 2025 | shares		12,650,000	12,650,000	1,300,000	1,300,000
Balance (in Dollars)		¥ 906		¥ 94		(725)		185,821,559		(139,900,813)		45,921,022
Balance (in Shares) | shares		12,650,000	12,650,000	1,300,000	1,300,000
Net income (loss)										(28,745,427)		(28,745,427)	$ (4,236,552)
Issuance of new shares		¥ 2,246						63,287,840				63,290,086
Issuance of new shares (in Shares) | shares		33,800,000	33,800,000
Share-based compensation								20,572,642				20,572,642
Share-based compensation (in Shares) | shares
Offering cost incurred for initial public offering								(336,261)				(336,261)
Consolidation of ordinary shares	[1]
Consolidation of ordinary shares (in Shares) | shares	[1]	(45,288,724)	(45,288,724)	(1,267,500)	(1,267,500)
Balance at Jun. 30, 2026		¥ 3,152	$ 465	¥ 94	$ 14	(725)	$ (100)	269,345,781	$ 39,696,656	(168,646,240)	(24,855,380)	100,702,062	14,841,654
Balance (in Shares) at Jun. 30, 2026 | shares		1,161,276	1,161,276	32,500	32,500
Balance (in Dollars)		¥ 3,152	$ 465	¥ 94	$ 14	¥ (725)	$ (100)	¥ 269,345,781	$ 39,696,656	¥ (168,646,240)	$ (24,855,380)	¥ 100,702,062	$ 14,841,654
Balance (in Shares) | shares		1,161,276	1,161,276	32,500	32,500

[1]	On February 24, 2026, pursuant to an annual general meeting of shareholders held on February 24, 2026, there was a consolidation of every forty (40) issued and unissued Pre-consolidation Class A Ordinary Shares in the authorized share capital of the Company into 1 Class A ordinary shares of US$0.0004 each and every forty (40) issued and unissued Pre-consolidation Class B Ordinary Shares in the authorized share capital of the Company into 1 class B ordinary shares of US$0.0004 each, such that the authorized share capital of the Company became US$800,000 divided into 1,900,000,000 Class A Ordinary Shares of US$0.0004 each and 100,000,000 class B Ordinary Shares of US$0.0004 each. For more details please refer to Note 13 Equity.